SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of expense recognized in the financial statements for services received

	Year ended December 31,
	2025	2024	2023
Equity-settled share-based payment plans to employees, directors and consultants.	$1,204	$1,441	$381

Schedule of share-based payment transactions

Range of exercise prices	Options outstanding as of December 31, 2025(*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable December 31, 2025(*)
4.71-7.99	2,229,113	6.65	2.92	1,325,043

(*) Options and restricted shares.

Schedule of fair value of options granted

	Year ended December 31,
	2025	2024	2023
Expected volatility (%)	49.03-50.70	38.86 - 38.95	48.9 - 71.61
Risk-free interest rate (%)	3.81-4.24	4.40 - 4.43	3.39 - 4.58

Schedule weighted average exercise prices

	Year ended December 31,
	2025		2024
	Number of options	Weighted average exercise price (*)	Number of options	Weighted average exercise price (*)

Outstanding at January 1,	2,626,113	$3.19	2,072,100	$2.94
Granted	360,000	6.35	765,000	3.12
Exercised	(220,875)	4.19	(42,391)	2.35
Expired	(339,500)	4.06	(144,846)	4.24
Forfeited	(121,625)	4.19	(23,750)	3.32

Outstanding at December 31,	2,304,113	$3.22	2,626,113	$2.93

Exercisable at December 31,	1,325,043	$3.02	1,358,925	$3.55

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2025 and 2024, respectively.

Schedule of movement of restricted shares

	2025	2024
	Number of Restricted shares	Number of Restricted shares
Outstanding at January 1,	428,452	269,638
Granted	120,000	320,000
Vested	(211,043)	(134,357)
Forfeited	(31,933)	(26,829)
Outstanding at December 31,	305,476	428,452